Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Statement of cash flows [abstract]
Profit (loss) after tax	€ (4,911,665)	€ (1,226,855)	€ (87,056)
Adjustments for:
Depreciation on plant and equipment	246,527	4,019	4,455
Depreciation on right-of-use assets	50,857	92,293	64,426
Gain on modification of lease, net		(451)
Change in provisions	(11,343)	(11,000)
Change in warrant liabilities	198,324
Change in warrant expense	(163,941)
Share based expenses	109,828
Stock option expense	170,317
Change in contingent consideration	39,000
Bad debt written off / recovered		5,261
Interest expense		4,946	2,421
Operating (loss) profit before working capital changes	(4,272,096)	(1,131,787)	(15,754)
Change in deferred tax assets	262,684	(262,684)
Change in trade and other receivables	(229,996)	82,505	(38,250)
Change in deposits and prepayments	231,749	(109,577)	(69,194)
Change in deferred revenue	221,761	194,877	29,371
Change in loan receivable	(19,514)
Change in trade and other payables	1,386,888	310,054	126,893
Cash (used in) generated from operations	(2,418,524)	(916,612)	33,066
Tax paid		(824)	(6,217)
Net cash (used in) generated from operating activities	(2,418,524)	(917,436)	26,849
Investing activity
Purchase of plant and equipment	(199,947)	(1,209)	(16,353)
Purchase of intangible assets	(4,000)
Financial assets at fair value through profit and loss	(426,320)
Acquisition of a subsidiary	(1,379,518)	(25,000)
Cash used in an investing activity	(2,009,785)	(26,209)	(16,353)
Financing activities
Loan from a shareholder			20,000
Repayment of loan from a shareholder		(20,000)
Proceeds from shares issuance for cash	6,777,120	1,346,607
Repayment of lease liabilities	(347,126)	(82,516)	(54,762)
Interest portion of lease liabilities	(13,596)	(3,680)	(2,234)
Interest paid on long term borrowing		(183)	(187)
Contributions			272
New long-term borrowing raised
Partial repayment of long-term borrowing	(51,429)	(3,084)
Net cash generated from (used in) financing activities	6,364,969	1,237,144	(36,911)
Net increase (decrease) in cash and cash equivalents	1,936,661	293,499	(26,415)
Cash and cash equivalents at beginning of the year	347,229	26,957	53,372
Cash paid for acquisitions less cash acquired	(30,491)
Effect of foreign exchange rate changes	40,119	26,773
Cash and cash equivalents at end of the year	2,293,518	347,229	26,957
Right-of-use assets obtained in exchange for lease liabilities	660,495	22,752	425,250
Change in lease liabilities for modification of lease		€ 5,933